UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08076

Exact name of registrant as specified in charter:	Aberdeen Emerging Markets Telecommunications Fund, Inc.

Address of principal executive offices:	c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	7/31/10

Item 1: Schedule of Investments

Portfolio of Investments
July 31, 2010 (unaudited)

No. of Shares	Description	Value
spacer
EQUITY OR EQUITY-LINKED SECURITIES-97.8%
EQUITY OR EQUITY-LINKED SECURITIES OF TELECOMMUNICATION COMPANIES IN EMERGING COUNTRIES-76.9%

ASIA-0.4%

VENTURE CAPITAL-0.4%

3,622,118(a)	TVG Asian Communications Fund II, L.P.(b)(c)(d) (cost $886,646)	$ 558,850

CHILE-3.0%

DIVERSIFIED TELECOMMUNICATION SERVICES-3.0%

335,132	Empresa Nacional de Telecomunicaciones S.A. (cost $4,214,099)	4,784,389

CHINA-12.9%

WIRELESS TELECOMMUNICATION SERVICES-12.9%

1,880,172	China Mobile Ltd.(e)	19,148,110
23,920	China Mobile Ltd., ADR	1,218,485

	Total China (cost $23,550,968)	20,366,595

CROATIA-2.2%

DIVERSIFIED TELECOMMUNICATION SERVICES-2.2%

74,400	Hrvatske Telekomunikacije dd(e) (cost $4,098,085)	3,470,095

INDIA-8.4%

WIRELESS TELECOMMUNICATION SERVICES-8.4%

1,989,920	Bharti Airtel Ltd.(e) (cost $16,758,085)	13,251,733

INDONESIA-7.2%

DIVERSIFIED TELECOMMUNICATION SERVICES-4.6%

7,699,954	PT Telekomunikasi Indonesia Tbk(e)	7,263,180

WIRELESS TELECOMMUNICATION SERVICES-2.6%

7,756,356	PT Indosat Tbk(e)	4,211,643

	Total Indonesia (cost $10,036,060)	11,474,823

KENYA-3.5%

WIRELESS TELECOMMUNICATION SERVICES-3.5%

74,992,400	Safaricom Ltd.(e) (cost $4,022,722)	5,562,922

LATIN AMERICA-0.2%

VENTURE CAPITAL-0.2%

2,286,227(a)	JPMorgan Latin America Capital Partners L.P.(b)(c)(d) (cost $666,719)	292,774

MEXICO-9.9%

WIRELESS TELECOMMUNICATION SERVICES-9.9%

317,498	América Móvil S.A.B. de C.V., Series L, ADR(e) (cost $5,895,099)	15,751,076

MOROCCO-2.1%

DIVERSIFIED TELECOMMUNICATION SERVICES-2.1%

186,000	Maroc Telecom(e) (cost $3,402,454)	3,316,252

RUSSIA-9.0%

DIVERSIFIED TELECOMMUNICATION SERVICES-3.9%

374,759	VimpelCom Ltd., ADR	6,112,319

WIRELESS TELECOMMUNICATION SERVICES-5.1%

1,007,000	Mobile Telesystems OJSC	8,159,771

	Total Russia (cost $10,014,268)	14,272,090

SOUTH AFRICA-4.0%

WIRELESS TELECOMMUNICATION SERVICES-4.0%

398,791	MTN Group Ltd.(e) (cost $5,066,586)	6,381,903

TAIWAN-8.2%

WIRELESS TELECOMMUNICATION SERVICES-8.2%

6,538,340	Taiwan Mobile Co., Ltd.(e) (cost $10,568,932)	12,931,144

THAILAND-4.9%

WIRELESS TELECOMMUNICATION SERVICES-4.9%

2,696,765	Advanced Info Service Public Co., Ltd.(e) (cost $7,333,876)	7,812,472

GLOBAL-1.0%

VENTURE CAPITAL-1.0%

7,248,829(a)	Emerging Markets Ventures I, L.P.(b)(c)(d)	759,532
2,400,000(a)	Telesoft Partners II QP, L.P.(b)(c)	840,384

	Total Global (cost $4,076,357)	1,599,916

	Total Emerging Countries (cost $110,590,956)	121,827,034

EQUITY SECURITIES OF TELECOMMUNICATION COMPANIES IN DEVELOPED COUNTRIES-20.9%

ISRAEL-6.2%

DIVERSIFIED TELECOMMUNICATION SERVICES-4.3%

3,132,772	Bezeq Israeli Telecommunication Corp. Ltd.(e)	6,898,436

VENTURE CAPITAL-1.9%

1,674,587(a)	BPA Israel Ventures LLC(b)(c)(d)	471,334
4,000,000(a)	Concord Ventures Fund II, L.P.(b)(c)	592,168
2,750,000(a)	Giza GE Venture Fund III L.P.(b)(c)	554,923
2,000,000(a)	K.T. Concord Venture Fund L.P.(b)(c)	91,182
686,184(a)	Neurone Ventures II, L.P.(b)(c)(d)	179,972
2,001,470(a)	SVE Star Ventures Enterprises GmbH & Co. No. IX KG(b)(c)	498,646
1,345,438(a)	Walden-Israel Ventures III, L.P.(b)(c)(d)	598,168
		2,986,393
	Total Israel (cost $15,719,273)	9,884,829

MALAYSIA-5.4%

WIRELESS TELECOMMUNICATION SERVICES-5.4%

1,100,000	Digi.Com BHD(e) (cost $6,798,740)	8,544,094

PORTUGAL-4.3%

DIVERSIFIED TELECOMMUNICATION SERVICES-4.3%

624,000	Portugal Telecom SGPS S.A.(e) (cost $6,462,769)	6,863,774

SINGAPORE-4.4%

DIVERSIFIED TELECOMMUNICATION SERVICES-4.4%

3,030,000	Singapore Telecommunications Ltd.(e) (cost $6,711,795)	6,965,625

UNITED STATES-0.6%

INTERNET SOFTWARE & SERVICES-0.1%

2,485	NetFlix, Inc.	254,837

VENTURE CAPITAL-0.5%

1,948,200(a)	Technology Crossover Ventures IV, L.P.(b)(c)(d)	778,785
	Total United States (cost $692,069)	1,033,622
	Total Developed Countries (cost $36,384,646)	33,291,944

EQUITY SECURITIES OF COMPANIES PROVIDING OTHER ESSENTIAL SERVICES IN THE DEVELOPMENT OF AN EMERGING COUNTRIES INFRASTRUCTURE-0.0%

ARGENTINA-0.0%

VENTURE CAPITAL-0.0%

1,897,761(a)	Exxel Capital Partners V, L.P.(b)(c) (cost $380,481)	0

	Total Equity or Equity-Linked Securities-97.8% (cost $147,356,083)	155,118,978

SHORT-TERM INVESTMENT-2.2%

Principal
Amount (000's)

BAHAMAS-2.2%

$3,421	Citibank Nassau, overnight deposit, 0.03%, 08/02/10 (cost $3,421,000)	3,421,000

	Total Investments-100.0% (cost $150,777,083)	158,539,978

	Cash and Other Assets, less Liabilities-0.0%	24,786

	Net Assets-100.0%	$ 158,564,764

(a) Represents contributed capital.

(b) Restricted security, not readily marketable.

(c) Non-income producing security.

(d) As of July 31, 2010, the aggregate amount of open commitments for the Fund is $2,598,090.

(e) Security was fair valued as of July 31, 2010. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

ADR  American Depositary Receipts.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). Valuation Time is as of the close of regular trading of the “Exchange” (usually 4:00 pm Eastern Time). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

Security	Acquisition Date(s)	Cost	Fair Value At 07/31/10	Percent of Net Assets	Distributions Received	Open Commitments

BPA Israel Ventures LLC	10/05/00 - 12/09/05	$ 1,160,483	$ 471,334	0.30	$ 97,293	$ 625,413

Concord Ventures Fund II, L.P.	03/29/00 - 12/15/06	2,633,194	592,168	0.37	332,340	-

Emerging Markets Ventures I, L.P.	01/22/98 - 01/10/06	2,790,776	759,532	0.48	7,129,731	851,172

Exxel Capital Partners V, L.P.	05/11/98 - 12/03/98	380,481	0	0.00	205,185	-

Giza GE Venture Fund III, L.P.	01/31/00 - 11/23/06	1,812,299	554,923	0.35	724,175	-

JPMorgan Latin America Capital Partners L.P.	04/10/00 - 03/20/08	666,719	292,774	0.18	2,290,424	502,195

K.T. Concord Venture Fund L.P.	12/08/97 - 09/29/00	1,260,856	91,182	0.06	1,320,492	-

Neurone Ventures II, L.P.	11/24/00 - 02/24/09	193,007	179,972	0.11	297,649	63,816

SVE Star Ventures Enterprises GmbH & Co. No. IX KG	12/21/00 - 08/12/08	1,624,685	498,646	0.32	380,279	-

Technology Crossover Ventures IV, L.P.	03/08/00 - 03/30/09	576,221	778,785	0.49	1,715,080	51,800

Telesoft Partners II QP, L.P.	07/14/00 - 03/01/10	1,285,581	840,384	0.53	1,109,561	-

TVG Asian Communications Fund II, L.P.	06/07/00 - 10/27/05	886,646	558,850	0.35	3,514,709	377,882

Walden-Israel Ventures III, L.P.	02/23/01 - 09/18/08	856,166	598,168	0.38	942,976	125,812

Total		$ 16,127,114	$ 6,216,718	3.92	$ 20,059,894	$ 2,598,090

The Fund may incur certain costs in connection with the disposition of the above securities.

In accordance with ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments.
Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, information provided by the General Partner or investee companies such as publicly traded prices, financial statements, capital statements, recent transactions, and general market conditions.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments carried at value:

Investments, at value	Level 1*	Level 2*	Level 3*	Balance as of 07/31/2010
Diversified Telecommunication Services	$ 10,896,708	$ 34,777,362	$ –	$ 45,674,070
Internet Software & Services	254,837	–	–	254,837
Venture Capital	–	–	6,216,718	6,216,718
Wireless Telecommunication Services	24,782,033	78,191,320	–	102,973,353
Short-Term Investments	–	3,421,000	–	3,421,000
Total	$ 35,933,578	$ 116,389,682	$ 6,216,718	$ 158,539,978

* At July 31, 2010 , there were no significant transfers in or out of Level 1, Level 2 and Level 3 fair value measurements.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 10/31/2009	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases (sales)	Net transfers in and/or out of Level 3	Balance as of 07/31/2010
Venture Capital	$6,768,368	$-	$(173,327)	$(609,659)	$231,336	$-	$6,216,718
Total	$6,768,368	$-	$(173,327)	$(609,659)	$231,336	$-	$6,216,718

For the period ended July 31, 2010, there have been no significant changes to the fair value methodologies.

Short-Term Investment - The Fund sweeps available cash into a short-term time deposit available through Brown Brothers Harriman & Co., the Fund’s custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

Federal Income Tax Cost - At July 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $150,777,083, $27,792,309, $(20,029,414) and $7,762,895, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

Subsequent Events - On September 1, 2010, the Fund announced that the Fund’s Board of Directors had approved changes to certain non-fundamental investment policies of the Fund. As a result of these policy changes, effective November 1, 2010, the Fund will emphasize both emerging markets telecommunications and infrastructure equity and debt securities. The approved changes will not alter the Fund’s investment objective of seeking long-term capital appreciation. In connection with these changes in non-fundamental investment policies, the Fund will undergo a name change effective November 1, 2010 to reflect its new portfolio characteristics. The new name of the Fund will be Aberdeen Emerging Markets Telecommunications and Infrastructure Fund, Inc.

Item 2: Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Emerging Markets Telecommunications Fund, Inc.

By:          /s/ Christian Pittard__________
Christian Pittard,
President of
Aberdeen Emerging Markets Telecommunications Fund, Inc.

Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:           /s/ Christian Pittard__________
Christian Pittard,
President of
Aberdeen Emerging Markets Telecommunications Fund, Inc.

   Date: September 28, 2010

By:          /s/ Andrea Melia__________
Andrea Melia,
Treasurer of
Aberdeen Emerging Markets Telecommunications Fund, Inc.

Date: September 28, 2010